Net Loss Per Share - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 29, 2020
Class of Stock [Line Items]
Warrants outstanding (in shares)	15,277,974	24,876,512
Warrants exercised (in shares)	9,598,538
Shares of common stock issued under warrant exercises (in shares)	7,198,898
Public Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)		24,876,512	24,876,512
Warrant exercise price (in USD per share)			$ 11.50